Equipment	12 Months Ended
Mar. 31, 2026
Equipment [Abstract]
Equipment

10. Equipment

Computer equipment
Cost
At March 31, 2024	5,727
Additions	9,877
At March 31, 2025	15,604
Additions	229
At March 31, 2026	15,833

Accumulated Depreciation
At March 31, 2024	(240)
Charge for the year	(4,268)
At March 31, 2025	(4,508)
Charge for the year	(5,266)
At March 31, 2026	(9,774)

Carrying Value
At March 31, 2025	11,096
At March 31, 2026	6,059